LOSS PER SHARE (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
LOSS PER SHARE
Loss attributable to holders of ordinary shares	(193,095,000)	(9,501,000)	(418,674,000)
Weighted average number of ordinary shares outstanding used in computing basic and diluted (loss)/earnings per share	2,940,265	2,025,222	1,497,679
Weighted average number of ordinary shares outstanding used in computing basic and diluted (loss)/earnings per share	2,940,265	2,025,222	1,497,679
Loss per share - basic (RMB)	¥ (65.67)	¥ (4.68)	¥ (279.54)
Loss per share - diluted (RMB)	¥ (65.67)	¥ (4.68)	¥ (279.54)